Consolidated Statements of Financial Position - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016 [1]
Current assets
Cash and cash equivalents	¥ 19,410	¥ 24,617
Short-term bank deposits	3,100	3,331
Accounts receivable, net	22,096	21,465
Inventories	4,123	5,106
Prepayments and other current assets	22,128	19,565
Income tax recoverable	693	50
Total current assets	71,550	74,134
Non-current assets
Property, plant and equipment, net	406,257	389,671
Construction in progress	73,106	80,386
Lease prepayments	22,262	22,955
Goodwill	29,920	29,923
Intangible assets	12,391	11,244
Interests in associates	35,726	34,572
Investments	1,154	1,535
Deferred tax assets	5,479	5,061
Other assets	3,349	3,077
Total non-current assets	589,644	578,424
Total assets	661,194	652,558
Current liabilities
Short-term debt	54,558	40,780
Current portion of long-term debt and payable	1,146	62,276
Accounts payable	119,321	122,493
Accrued expenses and other payables	98,695	91,173
Income tax payable	404	1,106
Current portion of finance lease obligations	51	52
Current portion of deferred revenues	1,233	1,253
Total current liabilities	275,408	319,133
Non-current liabilities
Long-term debt	48,596	9,370
Finance lease obligations	26	50
Deferred revenues	1,828	2,305
Deferred tax liabilities	8,010	4,770
Other non-current liabilities	629	582
Total non-current liabilities	59,089	17,077
Total liabilities	334,497	336,210
Equity
Share capital	80,932	80,932
Reserves	244,935	234,445
Total equity attributable to equity holders of the Company	325,867	315,377
Non-controlling interests	830	971
Total equity	326,697	316,348
Total liabilities and equity	¥ 661,194	¥ 652,558

[1]	restated